Pensions and other post-employment benefits - Sensitivity analysis (Details) - United States € in Millions	Dec. 31, 2018 EUR (€) item
Discount rate for determining present values
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ 2,154
Decrease in assumption	€ (2,593)
Annual rate of increase in future compensation levels
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ (116)
Decrease in assumption	€ 100
Pension growth rate
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ (494)
Decrease in assumption	€ 430
Inflation rate
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ (454)
Decrease in assumption	€ 367
Healthcare cost trend rate
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ (41)
Decrease in assumption	34
Life expectancy
Sensitivity analysis
Increase in assumption	(882)
Decrease in assumption	€ 829
Change in life expectancy assumption | item	1